December 31, *2013*

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Annual *Report*

The 2013 Annual Reports for all underlying investment options may be mailed separately to Pacific Life & Annuity Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Cash Management	Cash Management Class I *	64,044	$645,598	$645,903
Diversified Bond	Diversified Bond Class I *	12,608	101,437	102,136
Floating Rate Loan	Floating Rate Loan Class I *	19,029	114,063	116,424
High Yield Bond	High Yield Bond Class I *	66,663	366,447	450,813
Inflation Managed	Inflation Managed Class I *	74,680	776,909	723,273
Inflation Protected	Inflation Protected Class I *	2,091	21,435	20,487
Managed Bond	Managed Bond Class I *	135,919	1,468,458	1,535,131
Short Duration Bond	Short Duration Bond Class I *	26,746	245,939	252,982
Emerging Markets Debt	Emerging Markets Debt Class I *	6,796	69,705	68,796
American Funds® Growth	American Funds Growth Class I *	45,150	298,118	549,397
American Funds Growth-Income	American Funds Growth-Income Class I *	25,195	184,227	350,415
Comstock	Comstock Class I *	35,612	236,850	396,881
Dividend Growth	Dividend Growth Class I *	26,560	221,430	350,446
Equity Index	Equity Index Class I *	40,917	937,783	1,655,038
Focused 30	Focused 30 Class I *	16,676	93,432	277,816
Growth	Growth Class I *	21,733	278,704	390,085
Large-Cap Growth	Large-Cap Growth Class I *	107,823	519,163	766,020
Large-Cap Value	Large-Cap Value Class I *	70,864	648,047	1,126,866
Long/Short Large-Cap	Long/Short Large-Cap Class I *	8,353	57,476	79,738
Main Street® Core	Main Street Core Class I *	43,519	696,628	1,123,006
Mid-Cap Equity	Mid-Cap Equity Class I *	75,596	770,685	1,024,121
Mid-Cap Growth	Mid-Cap Growth Class I *	47,355	251,833	450,881
Mid-Cap Value	Mid-Cap Value Class I *	2,868	29,251	37,508
Small-Cap Equity	Small-Cap Equity Class I *	5,529	56,624	87,349
Small-Cap Growth	Small-Cap Growth Class I *	16,613	115,700	215,847
Small-Cap Index	Small-Cap Index Class I *	48,066	407,052	825,154
Small-Cap Value	Small-Cap Value Class I *	46,355	517,256	697,522
Health Sciences	Health Sciences Class I *	34,486	285,822	774,615
Real Estate	Real Estate Class I *	44,578	483,544	740,056
Technology	Technology Class I *	37,472	142,251	192,894
Emerging Markets	Emerging Markets Class I *	60,506	458,631	962,826
International Large-Cap	International Large-Cap Class I *	150,551	829,370	1,199,603
International Small-Cap	International Small-Cap Class I *	10,608	55,961	86,175
International Value	International Value Class I *	55,503	488,426	655,309
Precious Metals	Precious Metals Class I *	13,196	70,998	58,062
American Funds Asset Allocation	American Funds Asset Allocation Class I *	989	14,687	18,844
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	146	1,661	1,859
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	392	5,469	6,002
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	20,430	281,065	335,307
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	13,552	133,306	153,612
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	102,401	981,684	1,192,933
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	213,575	2,033,597	2,556,333
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	48,309	450,833	584,921

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	108	3,236	3,775

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	1,265	20,249	23,383

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	3,474	36,630	60,281
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	18,120	235,466	282,317

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	16,949	342,952	572,373
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	6,431	49,247	80,646
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	156	1,732	2,015
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	1,645	12,995	21,022
Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	3,974	70,906	75,860
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	801	30,651	45,335
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	10,373	290,220	369,273
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	3,378	29,736	48,844

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Class 2	Templeton Foreign Securities Class 2	131	$1,889	$2,256
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	6,494	117,770	120,782

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	182	3,026	3,391

	Janus Aspen Series
Janus Aspen Series Overseas Service Shares	Janus Aspen Series Overseas Service Shares	4,551	176,092	186,229
Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Enterprise Service Shares	1,626	62,777	92,329

	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	130	1,177	1,561

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	2,268	50,092	59,882
ClearBridge Variable Mid Cap Core - Class II	ClearBridge Variable Mid Cap Core - Class II	172	1,565	3,215

	Lord Abbett Series Fund, Inc.
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC	208	5,166	4,940
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	310	6,075	6,528
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	1,284	21,339	20,828

	M Fund, Inc.
I	M International Equity	1,669	17,774	21,948
II	M Large Cap Growth	507	6,842	12,535
III	M Capital Appreciation	1,359	26,253	40,370
V	M Large Cap Value	761	8,381	10,482

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	MFS New Discovery Series Service Class	2,690	33,328	56,544
MFS Utilities Series Service Class	MFS Utilities Series Service Class	9,905	260,491	311,704

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	1,087	38,321	43,979

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset - Advisor Class	PIMCO Global Multi-Asset - Advisor Class	8,082	96,481	91,970

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	226	2,507	2,880

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	13,862	130,270	257,137
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	10,346	194,635	293,630

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	10,960	291,630	344,019

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected	Managed Bond
ASSETS
Investments in mutual funds, at value	$645,903	$102,136	$116,424	$450,813	$723,273	$20,487	$1,535,131
Receivables:
Due from Pacific Life & Annuity Company	2	—	—	29	91	—	61
Total Assets	645,905	102,136	116,424	450,842	723,364	20,487	1,535,192
LIABILITIES
Payables:
Investments purchased	—	—	—	29	92	—	61
Total Liabilities	—	—	—	29	92	—	61
NET ASSETS	$645,905	$102,136	$116,424	$450,813	$723,272	$20,487	$1,535,131
Units Outstanding	50,789	7,437	10,862	19,822	32,855	1,984	65,759
Accumulation Unit Value	$12.72	$13.73	$10.72	$22.74	$22.01	$10.32	$23.34
Cost of Investments	$645,598	$101,437	$114,063	$366,447	$776,909	$21,435	$1,468,458

	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
ASSETS
Investments in mutual funds, at value	$252,982	$68,796	$549,397	$350,415	$396,881	$350,446	$1,655,038
Receivables:
Investments sold	—	—	28	—	67	—	28
Total Assets	252,982	68,796	549,425	350,415	396,948	350,446	1,655,066
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	2	—	25	6	67	1	28
Total Liabilities	2	—	25	6	67	1	28
NET ASSETS	$252,980	$68,796	$549,400	$350,409	$396,881	$350,445	$1,655,038
Units Outstanding	20,081	6,648	28,509	19,599	21,914	18,494	103,166
Accumulation Unit Value	$12.60	$10.35	$19.27	$17.88	$18.11	$18.95	$16.04
Cost of Investments	$245,939	$69,705	$298,118	$184,227	$236,850	$221,430	$937,783

	Focused 30	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
ASSETS
Investments in mutual funds, at value	$277,816	$390,085	$766,020	$1,126,866	$79,738	$1,123,006	$1,024,121
Receivables:
Due from Pacific Life & Annuity Company	54	—	—	—	—	25	—
Investments sold	—	22	38	4	—	—	9
Total Assets	277,870	390,107	766,058	1,126,870	79,738	1,123,031	1,024,130
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	19	43	7	—	—	9
Investments purchased	54	—	—	—	—	27	—
Total Liabilities	54	19	43	7	—	27	9
NET ASSETS	$277,816	$390,088	$766,015	$1,126,863	$79,738	$1,123,004	$1,024,121
Units Outstanding	9,796	35,935	57,963	56,729	5,429	68,907	34,266
Accumulation Unit Value	$28.36	$10.86	$13.22	$19.86	$14.69	$16.30	$29.89
Cost of Investments	$93,432	$278,704	$519,163	$648,047	$57,476	$696,628	$770,685

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences
ASSETS
Investments in mutual funds, at value	$450,881	$37,508	$87,349	$215,847	$825,154	$697,522	$774,615
Receivables:
Due from Pacific Life & Annuity Company	16	8	—	2	—	8	133
Investments sold	—	—	11	—	28	—	—
Total Assets	450,897	37,516	87,360	215,849	825,182	697,530	774,748
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	11	—	27	—	—
Investments purchased	14	8	—	—	—	8	135
Total Liabilities	14	8	11	—	27	8	135
NET ASSETS	$450,883	$37,508	$87,349	$215,849	$825,155	$697,522	$774,613
Units Outstanding	25,949	1,468	3,486	14,641	30,787	18,267	20,230
Accumulation Unit Value	$17.38	$25.54	$25.06	$14.74	$26.80	$38.18	$38.29
Cost of Investments	$251,833	$29,251	$56,624	$115,700	$407,052	$517,256	$285,822

	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	Precious Metals
ASSETS
Investments in mutual funds, at value	$740,056	$192,894	$962,826	$1,199,603	$86,175	$655,309	$58,062
Receivables:
Due from Pacific Life & Annuity Company	107	53	183	78	—	26	—
Total Assets	740,163	192,947	963,009	1,199,681	86,175	655,335	58,062
LIABILITIES
Payables:
Investments purchased	108	54	102	71	—	27	—
Total Liabilities	108	54	102	71	—	27	—
NET ASSETS	$740,055	$192,893	$962,907	$1,199,610	$86,175	$655,308	$58,062
Units Outstanding	19,720	18,279	18,794	64,302	7,120	54,014	7,604
Accumulation Unit Value	$37.53	$10.55	$51.24	$18.66	$12.10	$12.13	$7.64
Cost of Investments	$483,544	$142,251	$458,631	$829,370	$55,961	$488,426	$70,998

	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth
ASSETS
Investments in mutual funds, at value	$18,844	$1,859	$6,002	$335,307	$153,612	$1,192,933	$2,556,333
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	310	—	—	—
Total Assets	18,844	1,859	6,002	335,617	153,612	1,192,933	2,556,333
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1	—	—	—	—	1	—
Investments purchased	—	—	—	310	—	—	—
Total Liabilities	1	—	—	310	—	1	—
NET ASSETS	$18,843	$1,859	$6,002	$335,307	$153,612	$1,192,932	$2,556,333
Units Outstanding	900	120	347	17,538	13,147	99,672	208,821
Accumulation Unit Value	$20.94	$15.52	$17.28	$19.12	$11.68	$11.97	$12.24
Cost of Investments	$14,687	$1,661	$5,469	$281,065	$133,306	$981,684	$2,033,597

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom 2020 Service Class 2
ASSETS
Investments in mutual funds, at value	$584,921	$3,775	$23,383	$60,281	$282,317	$572,373	$80,646
Receivables:
Due from Pacific Life & Annuity Company	—	—	1	—	—	1	—
Total Assets	584,921	3,775	23,384	60,281	282,317	572,374	80,646
NET ASSETS (1)	$584,921	$3,775	$23,384	$60,281	$282,317	$572,374	$80,646
Units Outstanding	47,418	304	1,694	3,699	15,750	29,851	6,436
Accumulation Unit Value	$12.34	$12.43	$13.80	$16.30	$17.92	$19.17	$12.53
Cost of Investments	$450,833	$3,236	$20,249	$36,630	$235,466	$342,952	$49,247

	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign Securities Class 2
ASSETS
Investments in mutual funds, at value	$2,015	$21,022	$75,860	$45,335	$369,273	$48,844	$2,256
Total Assets	2,015	21,022	75,860	45,335	369,273	48,844	2,256
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	1	1	—	—
Total Liabilities	—	—	—	1	1	—	—
NET ASSETS	$2,015	$21,022	$75,860	$45,334	$369,272	$48,844	$2,256
Units Outstanding	156	1,687	5,842	2,626	19,004	2,848	167
Accumulation Unit Value	$12.95	$12.46	$12.98	$17.27	$19.43	$17.15	$13.50
Cost of Investments	$1,732	$12,995	$70,906	$30,651	$290,220	$29,736	$1,889

	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Shares	Janus Aspen Series Enterprise Service Shares	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth- Class II	ClearBridge Variable Mid Cap Core-Class II
ASSETS
Investments in mutual funds, at value	$120,782	$3,391	$186,229	$92,329	$1,561	$59,882	$3,215
Receivables:
Due from Pacific Life & Annuity Company	—	—	2	—	—	—	—
Total Assets	120,782	3,391	186,231	92,329	1,561	59,882	3,215
NET ASSETS (1)	$120,782	$3,391	$186,231	$92,329	$1,561	$59,882	$3,215
Units Outstanding	9,923	257	16,626	5,390	120	3,475	199
Accumulation Unit Value	$12.17	$13.21	$11.20	$17.13	$13.02	$17.23	$16.17
Cost of Investments	$117,770	$3,026	$176,092	$62,777	$1,177	$50,092	$1,565

	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC	Lord Abbett Total Return Class VC	I	II	III	V
ASSETS
Investments in mutual funds, at value	$4,940	$6,528	$20,828	$21,948	$12,535	$40,370	$10,482
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	1	—	—	—
Total Assets	4,940	6,528	20,828	21,949	12,535	40,370	10,482
NET ASSETS (1)	$4,940	$6,528	$20,828	$21,949	$12,535	$40,370	$10,482
Units Outstanding	317	427	2,141	1,904	526	1,440	526
Accumulation Unit Value	$15.57	$15.29	$9.73	$11.53	$23.85	$28.03	$19.95
Cost of Investments	$5,166	$6,075	$21,339	$17,774	$6,842	$26,253	$8,381

(1)	No outstanding liabilities for the variable accounts as of December 31, 2013.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	MFS New Discovery Series Service Class	MFS Utilities Series Service Class	Oppenheimer Global Fund/VA Service Shares	PIMCO Global Multi- Asset - Advisor Class	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II
ASSETS
Investments in mutual funds, at value	$56,544	$311,704	$43,979	$91,970	$2,880	$257,137	$293,630
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	—	—	1	—
Total Assets	56,544	311,704	43,979	91,970	2,880	257,138	293,630
NET ASSETS (1)	$56,544	$311,704	$43,979	$91,970	$2,880	$257,138	$293,630
Units Outstanding	2,900	20,587	3,814	10,035	219	13,278	17,620
Accumulation Unit Value	$19.50	$15.14	$11.53	$9.16	$13.18	$19.37	$16.66
Cost of Investments	$33,328	$260,491	$38,321	$96,481	$2,507	$130,270	$194,635

	Van Eck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$344,019
Receivables:
Due from Pacific Life & Annuity Company	143
Total Assets	344,162
LIABILITIES
Payables:
Investments purchased	143
Total Liabilities	143
NET ASSETS	$344,019
Units Outstanding	14,998
Accumulation Unit Value	$22.94
Cost of Investments	$291,630

(1)	No outstanding liabilities for the variable accounts as of December 31, 2013.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected (1)	Managed Bond
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$—	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	16	(3,875)	(777)	7,697	(20,026)	(200)	3,330
Capital gain distributions from mutual fund investments (2)	—	—	—	—	—	—	—
Realized Gain (Loss) on Investments	16	(3,875)	(777)	7,697	(20,026)	(200)	3,330
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(17)	3,104	3,343	25,985	(58,273)	(948)	(38,333)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1)	($771)	$2,566	$33,682	($78,299)	($1,148)	($35,003)

	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$—	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(385)	(33)	11,530	24,723	20,583	2,391	10,112
Capital gain distributions from mutual fund investments (2)	—	—	—	—	—	—	—
Realized Gain (Loss) on Investments	(385)	(33)	11,530	24,723	20,583	2,391	10,112
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,732	(908)	119,272	74,592	100,895	80,816	393,114
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,347	($941)	$130,802	$99,315	$121,478	$83,207	$403,226

	Focused 30	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$—	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	3,752	2,677	(798)	53,910	584	7,007	(16,673)
Capital gain distributions from mutual fund investments (2)	—	—	—	—	—	—	—
Realized Gain (Loss) on Investments	3,752	2,677	(798)	53,910	584	7,007	(16,673)
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	66,362	103,379	227,070	253,876	18,569	269,167	309,989
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,114	$106,056	$226,272	$307,786	$19,153	$276,174	$293,316

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).
(2)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	7,698	4	3,776	1,857	41,305	3,446	6,658
Capital gain distributions from mutual fund investments (1)	—	—	—	—	—	—	—
Realized Gain on Investments	7,698	4	3,776	1,857	41,305	3,446	6,658
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	111,284	8,125	22,825	54,223	211,367	171,625	271,277
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$118,982	$8,129	$26,601	$56,080	$252,672	$175,071	$277,935

	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	Precious Metals (2)
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	17,501	1,238	2,199	7,744	847	8,485	(215)
Capital gain distributions from mutual fund investments (1)	—	—	—	—	—	—	—
Realized Gain (Loss) on Investments	17,501	1,238	2,199	7,744	847	8,485	(215)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(374)	34,428	78,899	181,258	18,653	116,504	(12,936)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,127	$35,666	$81,098	$189,002	$19,500	$124,989	($13,151)

	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	419	36	5	60	578	88,854	737
Capital gain distributions from mutual fund investments (1)	—	—	—	—	—	—	—
Realized Gain on Investments	419	36	5	60	578	88,854	737
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	3,265	170	548	56,565	10,953	98,228	376,310
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,684	$206	$553	$56,625	$11,531	$187,082	$377,047

(1)	See Note 3 in Notes to Financial Statements.
(2)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II (1)	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom 2020 Service Class 2
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$—	$36	$195	$638	$2,852	$4,327	$1,202
Net Investment Income	—	36	195	638	2,852	4,327	1,202
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	383	11	15	1,240	90	3,315	7,706
Capital gain distributions from mutual fund investments (2)	—	—	116	—	11,146	151	1,219
Realized Gain on Investments	383	11	131	1,240	11,236	3,466	8,925
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	100,314	467	3,135	15,640	18,076	130,852	2,595
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100,697	$514	$3,461	$17,518	$32,164	$138,645	$12,722

	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2 (1)	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign Securities Class 2
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$31	$293	$1,036	$19	$913	$306	$47
Net Investment Income	31	293	1,036	19	913	306	47
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	1	163	29	89	457	40	492
Capital gain distributions from mutual fund investments (2)	28	279	467	28	43,460	—	—
Realized Gain on Investments	29	442	496	117	43,917	40	492
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	246	2,995	4,953	11,262	53,003	10,013	399
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$306	$3,730	$6,485	$11,398	$97,833	$10,359	$938

	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Shares	Janus Aspen Series Enterprise Service Shares	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap Core - Class II
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$4,369	$42	$5,271	$302	$13	$18	$4
Net Investment Income	4,369	42	5,271	302	13	18	4
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(73)	21	(22,367)	924	151	911	3,773
Capital gain distributions from mutual fund investments (2)	1,128	161	—	—	142	2,522	212
Realized Gain (Loss) on Investments	1,055	182	(22,367)	924	293	3,433	3,985
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,619)	191	45,580	21,861	157	8,447	(297)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,805	$415	$28,484	$23,087	$463	$11,898	$3,692

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).
(2)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Lord Abbett Developing Growth Class VC (1)	Lord Abbett Fundamental Equity Class VC	Lord Abbett Total Return Class VC (1)	I	II	III	V
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$—	$14	$401	$492	$61	$—	$256
Net Investment Income	—	14	401	492	61	—	256
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(1)	5	(13)	12	1,420	(61)	353
Capital gain distributions from mutual fund investments (2)	369	758	10	—	600	3,449	815
Realized Gain (Loss) on Investments	368	763	(3)	12	2,020	3,388	1,168
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(225)	560	(511)	2,616	1,503	8,320	1,464
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$143	$1,337	($113)	$3,120	$3,584	$11,708	$2,888

	MFS New Discovery Series Service Class	MFS Utilities Series Service Class	Oppenheimer Global Fund/VA Service Shares (1)	PIMCO Global Multi-Asset - Advisor Class	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$—	$6,237	$442	$2,378	$9	$—	$3,472
Net Investment Income	—	6,237	442	2,378	9	—	3,472
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	221	(412)	36	(118)	(226)	173	5,316
Capital gain distributions from mutual fund investments (2)	432	5,550	—	—	74	—	—
Realized Gain (Loss) on Investments	653	5,138	36	(118)	(152)	173	5,316
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	14,996	37,126	5,657	(8,532)	663	73,652	53,972
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,649	$48,501	$6,135	($6,272)	$520	$73,825	$62,760

	Van Eck VIP Global Hard Assets Initial Class
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$2,304
Net Investment Income	2,304
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(5,071)
Capital gain distributions from mutual fund investments (2)	6,586
Realized Gain on Investments	1,515
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	30,757
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,576

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).
(2)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year/Period Ended December 31, 2013	Year Ended December 31, 2012
	Cash Management		Diversified Bond		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$8	$—	$5,558	$—	$858
Realized gain (loss) on investments	16	5	(3,875)	(2,349)	(777)	(465)
Change in net unrealized appreciation (depreciation) on investments	(17)	(13)	3,104	9,807	3,343	960
Net Increase (Decrease) in Net Assets Resulting from Operations	(1)	—	(771)	13,016	2,566	1,353
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,166,458	595,594	5,911	7,092	3,125	2,338
Transfers between variable and fixed accounts, net	(994,743)	176,464	(78,119)	73,543	98,292	408
Policy maintenance charges	(261,094)	(185,482)	(6,607)	(11,718)	(3,480)	(2,190)
Policy benefits and terminations	(209,965)	(405,003)	(2,374)	(3,206)	(476)	(1,334)
Other	(57)	(2,214)	(1,121)	40	(491)	(10)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(299,401)	179,359	(82,310)	65,751	96,970	(788)
NET INCREASE (DECREASE) IN NET ASSETS	(299,402)	179,359	(83,081)	78,767	99,536	565
NET ASSETS
Beginning of Year	945,307	765,948	185,217	106,450	16,888	16,323
End of Year	$645,905	$945,307	$102,136	$185,217	$116,424	$16,888

	High Yield Bond		Inflation Managed		Inflation Protected (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$38,393	$—	$25,130	$—
Realized gain (loss) on investments	7,697	84	(20,026)	150,595	(200)
Change in net unrealized appreciation (depreciation) on investments	25,985	37,511	(58,273)	(80,592)	(948)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,682	75,988	(78,299)	95,133	(1,148)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	55,735	36,201	57,127	78,204	1,411
Transfers between variable and fixed accounts, net	(153,206)	46,141	(20,089)	65,229	20,893
Policy maintenance charges	(28,837)	(44,050)	(59,025)	(79,536)	(670)
Policy benefits and terminations	(16,262)	(5,804)	(193,688)	(90,289)	—
Other	(11,786)	(76)	(5,970)	(987)	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(154,356)	32,412	(221,645)	(27,379)	21,635
NET INCREASE (DECREASE) IN NET ASSETS	(120,674)	108,400	(299,944)	67,754	20,487
NET ASSETS
Beginning of Year or Period	571,487	463,087	1,023,216	955,462	—
End of Year or Period	$450,813	$571,487	$723,272	$1,023,216	$20,487

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year/Period Ended December 31, 2012
	Managed Bond		Short Duration Bond		Emerging Markets Debt (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$85,538	$—	$3,262	$—	$9
Realized gain (loss) on investments	3,330	2,514	(385)	(1,110)	(33)	—
Change in net unrealized appreciation (depreciation) on investments	(38,333)	81,269	1,732	9,945	(908)	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	(35,003)	169,321	1,347	12,097	(941)	8
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	115,915	139,715	13,321	34,433	—	—
Transfers between variable and fixed accounts, net	(27,652)	19,450	3,151	18,216	70,575	420
Policy maintenance charges	(112,757)	(139,738)	(21,010)	(24,277)	(858)	(14)
Policy benefits and terminations	(55,429)	(143,401)	(137,022)	(16,034)	(394)	—
Other	(21,781)	1,090	(455)	162	—	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(101,704)	(122,884)	(142,015)	12,500	69,323	406
NET INCREASE (DECREASE) IN NET ASSETS	(136,707)	46,437	(140,668)	24,597	68,382	414
NET ASSETS
Beginning of Year or Period	1,671,838	1,625,401	393,648	369,051	414	—
End of Year or Period	$1,535,131	$1,671,838	$252,980	$393,648	$68,796	$414

	American Funds Growth		American Funds Growth-Income		Comstock
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$761	$—	$3,700	$—	$6,859
Realized gain on investments	11,530	10,909	24,723	1,878	20,583	18,211
Change in net unrealized appreciation on investments	119,272	62,961	74,592	46,075	100,895	35,624
Net Increase in Net Assets Resulting from Operations	130,802	74,631	99,315	51,653	121,478	60,694
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	37,889	42,901	27,921	36,948	27,045	35,441
Transfers between variable and fixed accounts, net	(26,593)	(25,345)	(10,766)	(13,336)	(20,264)	(15,429)
Policy maintenance charges	(41,991)	(42,580)	(33,415)	(36,575)	(33,180)	(33,678)
Policy benefits and terminations	(6,817)	(24,406)	(68,536)	(8,350)	(68,566)	(4,689)
Other	(8,116)	951	(1,765)	2,134	(1,225)	1,925
Net Decrease in Net Assets Derived from Policy Transactions	(45,628)	(48,479)	(86,561)	(19,179)	(96,190)	(16,430)
NET INCREASE IN NET ASSETS	85,174	26,152	12,754	32,474	25,288	44,264
NET ASSETS
Beginning of Year	464,226	438,074	337,655	305,181	371,593	327,329
End of Year	$549,400	$464,226	$350,409	$337,655	$396,881	$371,593

(1)	Operations commenced on October 24, 2012.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Dividend Growth		Equity Index		Focused 30
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$4,547	$—	$28,283	$—	$—
Realized gain on investments	2,391	5,848	10,112	11,768	3,752	27,290
Change in net unrealized appreciation on investments	80,816	25,682	393,114	135,271	66,362	17,575
Net Increase in Net Assets Resulting from Operations	83,207	36,077	403,226	175,322	70,114	44,865
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	19,065	22,658	103,615	117,912	13,543	16,926
Transfers between variable and fixed accounts, net	(7,650)	5,170	184,284	(112,201)	3,589	(4,633)
Policy maintenance charges	(23,051)	(22,493)	(73,993)	(87,380)	(13,804)	(17,642)
Policy benefits and terminations	(3,311)	(8,249)	(187,469)	(54,370)	(4,450)	(24,786)
Other	(336)	187	580	5,489	(2,175)	(1,423)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(15,283)	(2,727)	27,017	(130,550)	(3,297)	(31,558)
NET INCREASE IN NET ASSETS	67,924	33,350	430,243	44,772	66,817	13,307
NET ASSETS
Beginning of Year	282,521	249,171	1,224,795	1,180,023	210,999	197,692
End of Year	$350,445	$282,521	$1,655,038	$1,224,795	$277,816	$210,999

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$2,877	$—	$—	$—	$20,249
Realized gain (loss) on investments	2,677	135,004	(798)	105,820	53,910	29,833
Change in net unrealized appreciation (depreciation) on investments	103,379	(73,508)	227,070	3,472	253,876	103,179
Net Increase in Net Assets Resulting from Operations	106,056	64,373	226,272	109,292	307,786	153,261
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	35,483	34,008	44,234	59,581	64,068	83,635
Transfers between variable and fixed accounts, net	(8,386)	(114,459)	3,257	(8,154)	(31,596)	(26,706)
Policy maintenance charges	(32,372)	(34,836)	(51,797)	(54,582)	(71,495)	(82,308)
Policy benefits and terminations	(34,567)	(5,277)	(121,820)	(18,481)	(184,886)	(18,487)
Other	(1,973)	411	(21,249)	(1,874)	(9,734)	(24)
Net Decrease in Net Assets Derived from Policy Transactions	(41,815)	(120,153)	(147,375)	(23,510)	(233,643)	(43,890)
NET INCREASE (DECREASE) IN NET ASSETS	64,241	(55,780)	78,897	85,782	74,143	109,371
NET ASSETS
Beginning of Year	325,847	381,627	687,118	601,336	1,052,720	943,349
End of Year	$390,088	$325,847	$766,015	$687,118	$1,126,863	$1,052,720

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$378	$—	$8,926	$—	$6,223
Realized gain (loss) on investments	584	5,487	7,007	42,772	(16,673)	166,902
Change in net unrealized appreciation (depreciation) on investments	18,569	898	269,167	90,289	309,989	(108,155)
Net Increase in Net Assets Resulting from Operations	19,153	6,763	276,174	141,987	293,316	64,970
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,150	4,616	83,215	93,794	64,406	77,726
Transfers between variable and fixed accounts, net	13,114	4,117	5,389	(146,425)	(54,189)	(52,811)
Policy maintenance charges	(3,747)	(2,982)	(73,894)	(86,522)	(69,137)	(77,484)
Policy benefits and terminations	—	—	(43,608)	(50,239)	(88,304)	(45,568)
Other	(132)	135	(8,656)	1,405	(13,834)	(1,380)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	14,385	5,886	(37,554)	(187,987)	(161,058)	(99,517)
NET INCREASE (DECREASE) IN NET ASSETS	33,538	12,649	238,620	(46,000)	132,258	(34,547)
NET ASSETS
Beginning of Year	46,200	33,551	884,384	930,384	891,863	926,410
End of Year	$79,738	$46,200	$1,123,004	$884,384	$1,024,121	$891,863

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$1,627	$—	$194	$—	$1,306
Realized gain on investments	7,698	93,803	4	1,038	3,776	3,527
Change in net unrealized appreciation (depreciation) on investments	111,284	(67,023)	8,125	1,032	22,825	6,097
Net Increase in Net Assets Resulting from Operations	118,982	28,407	8,129	2,264	26,601	10,930
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	27,953	34,841	2,567	2,340	6,604	7,721
Transfers between variable and fixed accounts, net	(1,667)	(9,327)	12,418	148	(18,106)	2,024
Policy maintenance charges	(33,685)	(39,548)	(2,379)	(2,203)	(5,878)	(5,831)
Policy benefits and terminations	(26,579)	(39,069)	(1,470)	(472)	(1,200)	(1,181)
Other	(5,744)	(66)	347	(130)	(4,724)	349
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(39,722)	(53,169)	11,483	(317)	(23,304)	3,082
NET INCREASE (DECREASE) IN NET ASSETS	79,260	(24,762)	19,612	1,947	3,297	14,012
NET ASSETS
Beginning of Year	371,623	396,385	17,896	15,949	84,052	70,040
End of Year	$450,883	$371,623	$37,508	$17,896	$87,349	$84,052

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$135	$—	$7,390	$—	$10,586
Realized gain on investments	1,857	22,007	41,305	18,821	3,446	49,132
Change in net unrealized appreciation (depreciation) on investments	54,223	(3,610)	211,367	82,198	171,625	(4,459)
Net Increase in Net Assets Resulting from Operations	56,080	18,532	252,672	108,409	175,071	55,259
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	12,328	13,170	43,989	56,911	27,798	32,286
Transfers between variable and fixed accounts, net	(4,587)	1,478	(37,903)	(93,251)	62,110	(13,470)
Policy maintenance charges	(11,853)	(12,044)	(51,279)	(59,351)	(42,510)	(41,527)
Policy benefits and terminations	(1,379)	(1,354)	(84,958)	(40,228)	(48,328)	(12,699)
Other	(756)	465	(6,157)	(4,312)	(9,382)	(1,019)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,247)	1,715	(136,308)	(140,231)	(10,312)	(36,429)
NET INCREASE (DECREASE) IN NET ASSETS	49,833	20,247	116,364	(31,822)	164,759	18,830
NET ASSETS
Beginning of Year	166,016	145,769	708,791	740,613	532,763	513,933
End of Year	$215,849	$166,016	$825,155	$708,791	$697,522	$532,763

	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$8,984	$—	$—
Realized gain on investments	6,658	26,025	17,501	41,789	1,238	12,505
Change in net unrealized appreciation (depreciation) on investments	271,277	73,130	(374)	64,752	34,428	(1,977)
Net Increase in Net Assets Resulting from Operations	277,935	99,155	17,127	115,525	35,666	10,528
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	48,060	47,199	45,833	44,055	17,025	18,579
Transfers between variable and fixed accounts, net	63,817	(14,808)	(20,852)	7,197	(6,350)	9,342
Policy maintenance charges	(44,868)	(42,947)	(48,254)	(60,778)	(14,742)	(21,348)
Policy benefits and terminations	(23,992)	(14,767)	(35,779)	(53,092)	(9,923)	(24,544)
Other	(16,040)	10,506	(7,171)	3,472	2,765	3,596
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	26,977	(14,817)	(66,223)	(59,146)	(11,225)	(14,375)
NET INCREASE (DECREASE) IN NET ASSETS	304,912	84,338	(49,096)	56,379	24,441	(3,847)
NET ASSETS
Beginning of Year	469,701	385,363	789,151	732,772	168,452	172,299
End of Year	$774,613	$469,701	$740,055	$789,151	$192,893	$168,452

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$6,034	$—	$13,041	$—	$1,872
Realized gain (loss) on investments	2,199	86,374	7,744	(8,353)	847	(2,337)
Change in net unrealized appreciation on investments	78,899	60,906	181,258	180,481	18,653	14,183
Net Increase in Net Assets Resulting from Operations	81,098	153,314	189,002	185,169	19,500	13,718
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	62,200	67,459	56,222	69,301	6,216	8,462
Transfers between variable and fixed accounts, net	33,182	35,801	226,547	(94,784)	(3,854)	(12,846)
Policy maintenance charges	(58,744)	(63,002)	(64,756)	(63,527)	(6,595)	(6,894)
Policy benefits and terminations	(23,572)	(20,473)	(130,762)	(26,931)	(3,700)	(2,139)
Other	(13,505)	1,432	(4,770)	3,443	1,239	346
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(439)	21,217	82,481	(112,498)	(6,694)	(13,071)
NET INCREASE IN NET ASSETS	80,659	174,531	271,483	72,671	12,806	647
NET ASSETS
Beginning of Year	882,248	707,717	928,127	855,456	73,369	72,722
End of Year	$962,907	$882,248	$1,199,610	$928,127	$86,175	$73,369

	International Value		Precious Metals (1)		American Funds Asset Allocation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$19,383	$—		$—	$257
Realized gain (loss) on investments	8,485	(12,579)	(215)		419	137
Change in net unrealized appreciation (depreciation) on investments	116,504	86,084	(12,936)		3,265	795
Net Increase (Decrease) in Net Assets Resulting from Operations	124,989	92,888	(13,151)		3,684	1,189
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	52,195	60,880	4,234		4,679	4,062
Transfers between variable and fixed accounts, net	(19,197)	(25,621)	68,492		2,382	3,011
Policy maintenance charges	(45,987)	(49,065)	(1,513)		(2,924)	(2,084)
Policy benefits and terminations	(42,555)	(8,378)	—		(5,199)	—
Other	(12,693)	(652)	—		(1)	3,875
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(68,237)	(22,836)	71,213		(1,063)	8,864
NET INCREASE IN NET ASSETS	56,752	70,052	58,062		2,621	10,053
NET ASSETS
Beginning of Year or Period	598,556	528,504	—		16,222	6,169
End of Year or Period	$655,308	$598,556	$58,062		$18,843	$16,222

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth (1)		Pacific Dynamix - Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$38	$—	$28	$—	$3,541
Realized gain on investments	36	40	5	233	60	4,403
Change in net unrealized appreciation (depreciation) on investments	170	17	548	(15)	56,565	(1,853)
Net Increase in Net Assets Resulting from Operations	206	95	553	246	56,625	6,091
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	2,054	150	21,125	376
Transfers between variable and fixed accounts, net	—	2,018	2,446	1,843	11,315	257,188
Policy maintenance charges	(1,054)	(472)	(1,011)	(279)	(14,605)	(1,768)
Policy benefits and terminations	—	—	—	—	—	(11,236)
Other	—	—	—	—	(9)	249
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,054)	1,546	3,489	1,714	17,826	244,809
NET INCREASE (DECREASE) IN NET ASSETS	(848)	1,641	4,042	1,960	74,451	250,900
NET ASSETS
Beginning of Year or Period	2,707	1,066	1,960	—	260,856	9,956
End of Year or Period	$1,859	$2,707	$6,002	$1,960	$335,307	$260,856

	Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate		Portfolio Optimization Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$2,966	$—	$32,947	$—	$36,187
Realized gain (loss) on investments	578	748	88,854	14,666	737	(317)
Change in net unrealized appreciation on investments	10,953	10,998	98,228	158,054	376,310	219,133
Net Increase in Net Assets Resulting from Operations	11,531	14,712	187,082	205,667	377,047	255,003
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	27,584	35,968	147,112	188,456	238,136	254,090
Transfers between variable and fixed accounts, net	—	—	(514,808)	(177)	(23,978)	2,053
Policy maintenance charges	(28,549)	(26,494)	(170,283)	(184,995)	(151,538)	(147,283)
Policy benefits and terminations	—	—	(63,328)	(163,659)	(12,554)	(16,700)
Other	—	—	30,203	(86,984)	(2,823)	10,810
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(965)	9,474	(571,104)	(247,359)	47,243	102,970
NET INCREASE (DECREASE) IN NET ASSETS	10,566	24,186	(384,022)	(41,692)	424,290	357,973
NET ASSETS
Beginning of Year	143,046	118,860	1,576,954	1,618,646	2,132,043	1,774,070
End of Year	$153,612	$143,046	$1,192,932	$1,576,954	$2,556,333	$2,132,043

(1)	Operations commenced on June 28, 2012.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Year/Period Ended December 31, 2013	Year Ended December 31, 2012
	Portfolio Optimization Aggressive-Growth		Invesco V.I. International Growth Series II (1)		American Century VP Mid Cap Value Class II (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$6,762	$36	$22	$195
Realized gain (loss) on investments	383	(27)	11	—	131
Change in net unrealized appreciation on investments	100,314	55,686	467	72	3,135
Net Increase in Net Assets Resulting from Operations	100,697	62,421	514	94	3,461
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	22,624	42,466	1,906	—	1,415
Transfers between variable and fixed accounts, net	18,537	(297)	74	1,711	19,026
Policy maintenance charges	(27,733)	(28,863)	(415)	(110)	(895)
Policy benefits and terminations	(12,681)	(3,364)	—	—	—
Other	534	3	1	—	377
Net Increase in Net Assets Derived from Policy Transactions	1,281	9,945	1,566	1,601	19,923
NET INCREASE IN NET ASSETS	101,978	72,366	2,080	1,695	23,384
NET ASSETS
Beginning of Year or Period	482,943	410,577	1,695	—	—
End of Year or Period	$584,921	$482,943	$3,775	$1,695	$23,384

	BlackRock Basic Value V.I. Class III		BlackRock Global Allocation V.I. Class III		Fidelity VIP Contrafund Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$638	$732	$2,852	$3,110	$4,327	$4,929
Realized gain on investments	1,240	226	11,236	1,688	3,466	1,282
Change in net unrealized appreciation on investments	15,640	5,295	18,076	16,667	130,852	60,336
Net Increase in Net Assets Resulting from Operations	17,518	6,253	32,164	21,465	138,645	66,547
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,667	3,992	32,035	33,963	23,645	19,099
Transfers between variable and fixed accounts, net	2,491	(56)	24,275	(31,182)	532	(14,036)
Policy maintenance charges	(4,784)	(4,208)	(15,865)	(17,464)	(34,071)	(33,330)
Policy benefits and terminations	(6,670)	(3,574)	(3,918)	(20,933)	(5,052)	(3,720)
Other	106	94	192	15,994	(5,754)	(3,303)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,190)	(3,752)	36,719	(19,622)	(20,700)	(35,290)
NET INCREASE IN NET ASSETS	12,328	2,501	68,883	1,843	117,945	31,257
NET ASSETS
Beginning of Year	47,953	45,452	213,434	211,591	454,429	423,172
End of Year	$60,281	$47,953	$282,317	$213,434	$572,374	$454,429

(1)	Operations commenced on August 7, 2012.
(2)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Fidelity VIP Freedom 2020 Service Class 2		Fidelity VIP Freedom 2025 Service Class 2		Fidelity VIP Freedom 2030 Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,202	$1,637	$31	$23	$293	$339
Realized gain on investments	8,925	2,045	29	11	442	145
Change in net unrealized appreciation on investments	2,595	8,178	246	128	2,995	1,813
Net Increase in Net Assets Resulting from Operations	12,722	11,860	306	162	3,730	2,297
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	14,196	15,039	670	564	1,124	4,015
Transfers between variable and fixed accounts, net	—	—	53	—	—	—
Policy maintenance charges	(13,001)	(14,366)	(431)	(307)	(2,052)	(1,939)
Policy benefits and terminations	(26,118)	(10,344)	—	—	—	—
Other	1	—	—	—	—	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(24,922)	(9,671)	292	257	(928)	2,075
NET INCREASE (DECREASE) IN NET ASSETS	(12,200)	2,189	598	419	2,802	4,372
NET ASSETS
Beginning of Year	92,846	90,657	1,417	998	18,220	13,848
End of Year	$80,646	$92,846	$2,015	$1,417	$21,022	$18,220

	Fidelity VIP Freedom 2035 Service Class 2 (1)		Fidelity VIP Growth Service Class 2		Fidelity VIP Mid Cap Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,036		$19	$90	$913	$1,031
Realized gain on investments	496		117	121	43,917	20,499
Change in net unrealized appreciation on investments	4,953		11,262	1,394	53,003	12,193
Net Increase in Net Assets Resulting from Operations	6,485		11,398	1,605	97,833	33,723
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		2,444	1,337	26,136	27,269
Transfers between variable and fixed accounts, net	70,595		9,290	16,108	2,785	(2,808)
Policy maintenance charges	(1,221)		(2,417)	(2,029)	(17,416)	(15,447)
Policy benefits and terminations	—		(823)	(1,428)	(5,531)	(3,256)
Other	1		372	(3)	(2,418)	(1,460)
Net Increase in Net Assets Derived from Policy Transactions	69,375		8,866	13,985	3,556	4,298
NET INCREASE IN NET ASSETS	75,860		20,264	15,590	101,389	38,021
NET ASSETS
Beginning of Year or Period	—		25,070	9,480	267,883	229,862
End of Year or Period	$75,860		$45,334	$25,070	$369,272	$267,883

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Fidelity VIP Value Strategies Service Class 2		Templeton Foreign Securities Class 2 (1)		Templeton Global Bond Securities Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$306	$93	$47	$—	$4,369	$5,891
Realized gain (loss) on investments	40	(59)	492	—	1,055	1,510
Change in net unrealized appreciation (depreciation) on investments	10,013	6,170	399	(33)	(3,619)	6,549
Net Increase (Decrease) in Net Assets Resulting from Operations	10,359	6,204	938	(33)	1,805	13,950
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,158	1,392	603	—	11,636	12,496
Transfers between variable and fixed accounts, net	6,765	315	(8,799)	10,147	(13,005)	13,928
Policy maintenance charges	(2,918)	(2,211)	(582)	(19)	(6,429)	(6,069)
Policy benefits and terminations	—	(2,397)	—	—	(1,833)	(6,068)
Other	391	(28)	—	1	95	16,590
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	10,396	(2,929)	(8,778)	10,129	(9,536)	30,877
NET INCREASE (DECREASE) IN NET ASSETS	20,755	3,275	(7,840)	10,096	(7,731)	44,827
NET ASSETS
Beginning of Year or Period	28,089	24,814	10,096	—	128,513	83,686
End of Year or Period	$48,844	$28,089	$2,256	$10,096	$120,782	$128,513

	GE Investments Total Return Class 3		Janus Aspen Series Overseas Service Shares		Janus Aspen Series Enterprise Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$42	$32	$5,271	$1,152	$302	$—
Realized gain (loss) on investments	182	(1)	(22,367)	16,649	924	(24)
Change in net unrealized appreciation on investments	191	177	45,580	5,037	21,861	6,435
Net Increase in Net Assets Resulting from Operations	415	208	28,484	22,838	23,087	6,411
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,011	1,011	10,916	7,601	3,928	6,539
Transfers between variable and fixed accounts, net	—	—	(42,419)	(315)	626	23,820
Policy maintenance charges	(408)	(373)	(7,103)	(8,560)	(3,686)	(1,722)
Policy benefits and terminations	—	—	—	—	—	—
Other	—	1	689	525	375	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	603	639	(37,917)	(749)	1,243	28,637
NET INCREASE (DECREASE) IN NET ASSETS	1,018	847	(9,433)	22,089	24,330	35,048
NET ASSETS
Beginning of Year	2,373	1,526	195,664	173,575	67,999	32,951
End of Year	$3,391	$2,373	$186,231	$195,664	$92,329	$67,999

(1)	Operations commenced on December 19, 2012.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year/Period Ended December 31, 2013	Year Ended December 31, 2012
	Lazard Retirement U.S. Strategic Equity Service Class		ClearBridge Variable Aggressive Growth - Class II		ClearBridge Variable Mid Cap Core - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$13	$21	$18	$17	$4	$47
Realized gain (loss) on investments	293	(8)	3,433	1,427	3,985	124
Change in net unrealized appreciation (depreciation) on investments	157	171	8,447	654	(297)	566
Net Increase in Net Assets Resulting from Operations	463	184	11,898	2,098	3,692	737
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	227	1,024	6,283	4,580	591	910
Transfers between variable and fixed accounts, net	(69)	268	30,159	(1,908)	(9,999)	10,147
Policy maintenance charges	(717)	(628)	(5,899)	(3,573)	(1,031)	(536)
Policy benefits and terminations	(291)	—	—	(1,347)	—	—
Other	—	—	12	4,126	(5,877)	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(850)	664	30,555	1,878	(16,316)	10,522
NET INCREASE (DECREASE) IN NET ASSETS	(387)	848	42,453	3,976	(12,624)	11,259
NET ASSETS
Beginning of Year	1,948	1,100	17,429	13,453	15,839	4,580
End of Year	$1,561	$1,948	$59,882	$17,429	$3,215	$15,839

	Lord Abbett Developing Growth Class VC (1)		Lord Abbett Fundamental Equity Class VC		Lord Abbett Total Return Class VC (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$14	$17	$401
Realized gain (loss) on investments	368		763	36	(3)
Change in net unrealized appreciation (depreciation) on investments	(225)		560	177	(511)
Net Increase (Decrease) in Net Assets Resulting from Operations	143		1,337	230	(113)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	352		386	188	1,411
Transfers between variable and fixed accounts, net	4,619		1,907	1,026	20,062
Policy maintenance charges	(174)		(245)	(144)	(532)
Policy benefits and terminations	—		—	—	—
Other	—		—	—	—
Net Increase in Net Assets Derived from Policy Transactions	4,797		2,048	1,070	20,941
NET INCREASE IN NET ASSETS	4,940		3,385	1,300	20,828
NET ASSETS
Beginning of Year or Period	—		3,143	1,843	—
End of Year or Period	$4,940		$6,528	$3,143	$20,828

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	I		II		III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$492	$378	$61	$6	$—	$100
Realized gain (loss) on investments	12	(78)	2,020	110	3,388	1,810
Change in net unrealized appreciation on investments	2,616	3,087	1,503	2,005	8,320	2,959
Net Increase in Net Assets Resulting from Operations	3,120	3,387	3,584	2,121	11,708	4,869
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	—	—	—	—	—	—
Policy maintenance charges	(636)	(595)	(374)	(379)	(1,128)	(991)
Policy benefits and terminations	—	—	—	—	—	—
Other	1	—	(3,494)	1	(2,418)	—
Net Decrease in Net Assets Derived from Policy Transactions	(635)	(595)	(3,868)	(378)	(3,546)	(991)
NET INCREASE (DECREASE) IN NET ASSETS	2,485	2,792	(284)	1,743	8,162	3,878
NET ASSETS
Beginning of Year	19,464	16,672	12,819	11,076	32,208	28,330
End of Year	$21,949	$19,464	$12,535	$12,819	$40,370	$32,208

	V		MFS New Discovery Series Service Class		MFS Utilities Series Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$256	$86	$—	$—	$6,237	$14,329
Realized gain (loss) on investments	1,168	(13)	653	4,048	5,138	(3,615)
Change in net unrealized appreciation on investments	1,464	1,557	14,996	2,816	37,126	15,840
Net Increase in Net Assets Resulting from Operations	2,888	1,630	15,649	6,864	48,501	26,554
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	3,909	2,715	13,545	11,788
Transfers between variable and fixed accounts, net	—	—	6,578	(10,134)	39,062	(6,252)
Policy maintenance charges	(324)	(314)	(3,573)	(3,134)	(14,057)	(11,932)
Policy benefits and terminations	—	—	—	(1,347)	—	—
Other	(2,956)	—	222	4,124	724	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,280)	(314)	7,136	(7,776)	39,274	(6,396)
NET INCREASE (DECREASE) IN NET ASSETS	(392)	1,316	22,785	(912)	87,775	20,158
NET ASSETS
Beginning of Year	10,874	9,558	33,759	34,671	223,929	203,771
End of Year	$10,482	$10,874	$56,544	$33,759	$311,704	$223,929

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Oppenheimer Global Fund/VA Service Shares (1)		PIMCO Global Multi-Asset - Advisor Class		Royce Micro-Cap Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$442		$2,378	$2,646	$9	$—
Realized gain (loss) on investments	36		(118)	59	(152)	35
Change in net unrealized appreciation (depreciation) on investments	5,657		(8,532)	3,610	663	139
Net Increase (Decrease) in Net Assets Resulting from Operations	6,135		(6,272)	6,315	520	174
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	33		18,422	22,454	235	235
Transfers between variable and fixed accounts, net	38,744		4,844	(36,635)	143	209
Policy maintenance charges	(938)		(2,298)	(3,415)	(284)	(109)
Policy benefits and terminations	—		—	(5,388)	(207)	—
Other	5		—	16,406		(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	37,844		20,968	(6,578)	(113)	334
NET INCREASE (DECREASE) IN NET ASSETS	43,979		14,696	(263)	407	508
NET ASSETS
Beginning of Year or Period	—		77,274	77,537	2,473	1,965
End of Year or Period	$43,979		$91,970	$77,274	$2,880	$2,473

	T. Rowe Price Blue Chip Growth - II		T. Rowe Price Equity Income - II		Van Eck VIP Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$3,472	$3,832	$2,304	$2,106
Realized gain on investments	173	1,208	5,316	3,410	1,515	21,073
Change in net unrealized appreciation (depreciation) on investments	73,652	26,178	53,972	23,548	30,757	(11,760)
Net Increase in Net Assets Resulting from Operations	73,825	27,386	62,760	30,790	34,576	11,419
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	15,943	18,713	5,019	5,518	35,158	34,082
Transfers between variable and fixed accounts, net	5,415	(7,990)	63,234	(24,476)	(6,911)	(2,538)
Policy maintenance charges	(14,175)	(12,643)	(11,034)	(10,023)	(31,909)	(35,299)
Policy benefits and terminations	(547)	(8,564)	—	(2,071)	(22,283)	(10,192)
Other	3,466	4,204	(16,623)	1,647	(2,422)	1,267
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	10,102	(6,280)	40,596	(29,405)	(28,367)	(12,680)
NET INCREASE (DECREASE) IN NET ASSETS	83,927	21,106	103,356	1,385	6,209	(1,261)
NET ASSETS
Beginning of Year	173,211	152,105	190,274	188,889	337,810	339,071
End of Year	$257,138	$173,211	$293,630	$190,274	$344,019	$337,810

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Cash Management
2013	$12.72	50,789	$645,905	0.00%	0.00%	0.00%
2012(5)	12.72	74,332	945,307	0.00%	0.00%	0.00%
2011	12.72	60,228	765,948	0.00%	0.00%	0.00%
2010(5)	12.72	94,296	1,199,210	0.00%	0.00%	(0.05%)
2009	12.72	143,190	1,821,978	0.00%	0.23%	0.17%
Diversified Bond
2013	$13.73	7,437	$102,136	0.00%	0.00%	(1.15%)
2012	13.89	13,331	185,217	0.00%	3.40%	8.37%
2011	12.82	8,303	106,450	0.00%	14.38%	5.94%
2010	12.10	26,087	315,700	0.00%	3.13%	8.04%
2009	11.20	20,242	226,732	0.00%	3.68%	14.13%
Floating Rate Loan
2013	$10.72	10,862	$116,424	0.00%	0.00%	4.53%
2012	10.25	1,647	16,888	0.00%	4.90%	8.10%
2011	9.49	1,721	16,323	0.00%	15.43%	2.50%
2010	9.25	7,230	66,908	0.00%	4.68%	7.27%
2009	8.63	7,672	66,183	0.00%	4.78%	24.31%
High Yield Bond
2013	$22.74	19,822	$450,813	0.00%	0.00%	7.25%
2012	21.21	26,949	571,487	0.00%	7.37%	15.30%
2011	18.39	25,178	463,087	0.00%	10.95%	3.42%
2010	17.79	33,425	594,475	0.00%	8.02%	14.52%
2009	15.53	31,709	492,437	0.00%	7.81%	39.87%
Inflation Managed
2013	$22.01	32,855	$723,272	0.00%	0.00%	(8.92%)
2012	24.17	42,336	1,023,216	0.00%	2.47%	9.87%
2011	22.00	43,433	955,462	0.00%	5.52%	11.85%
2010	19.67	60,821	1,196,208	0.00%	1.98%	8.78%
2009	18.08	62,410	1,128,402	0.00%	4.15%	20.80%
Inflation Protected (6)
03/19/2013 - 12/31/2013	$10.32	1,984	$20,487	0.00%	0.00%	(8.98%)
Managed Bond
2013	$23.34	65,759	$1,535,131	0.00%	0.00%	(2.21%)
2012	23.87	70,035	1,671,838	0.00%	5.12%	10.72%
2011	21.56	75,391	1,625,401	0.00%	5.39%	3.84%
2010	20.76	96,582	2,005,246	0.00%	3.56%	8.96%
2009	19.05	80,437	1,532,701	0.00%	6.66%	21.01%
Short Duration Bond
2013	$12.60	20,081	$252,980	0.00%	0.00%	0.40%
2012	12.55	31,371	393,648	0.00%	0.83%	3.19%
2011	12.16	30,350	369,051	0.00%	3.12%	0.87%
2010	12.05	38,128	459,623	0.00%	1.47%	3.40%
2009	11.66	40,837	476,083	0.00%	3.03%	8.66%
Emerging Markets Debt
2013	$10.35	6,648	$68,796	0.00%	0.00%	(6.44%)
10/24/2012 - 12/31/2012	11.06	37	414	0.00%	See Note (7)	1.98%
American Funds Growth
2013	$19.27	28,509	$549,400	0.00%	0.00%	29.63%
2012	14.87	31,227	464,226	0.00%	0.16%	17.45%
2011	12.66	34,610	438,074	0.00%	0.20%	(4.66%)
2010(5)	13.28	42,722	567,159	0.00%	0.00%	18.26%
2009	11.23	33,576	376,914	0.00%	0.13%	38.86%
American Funds Growth-Income
2013	$17.88	19,599	$350,409	0.00%	0.00%	32.99%
2012	13.44	25,117	337,655	0.00%	1.12%	17.06%
2011	11.48	26,575	305,181	0.00%	0.73%	(2.24%)
2010(5)	11.75	48,299	567,343	0.00%	0.00%	11.03%
2009	10.58	48,728	515,545	0.00%	1.30%	30.74%
Comstock
2013	$18.11	21,914	$396,881	0.00%	0.00%	35.58%
2012	13.36	27,819	371,593	0.00%	1.88%	18.54%
2011	11.27	29,049	327,329	0.00%	7.78%	(2.11%)
2010	11.51	48,968	563,646	0.00%	1.30%	15.42%
2009	9.97	47,503	473,737	0.00%	1.31%	28.68%
Dividend Growth
2013	$18.95	18,494	$350,445	0.00%	0.00%	30.11%
2012	14.56	19,399	282,521	0.00%	1.65%	14.55%
2011	12.71	19,599	249,171	0.00%	2.95%	3.27%
2010	12.31	28,107	346,024	0.00%	0.94%	10.77%
2009	11.11	28,369	315,289	0.00%	1.79%	32.40%

See Notes to Financial Statements	See explanation of references on Page 29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Equity Index
2013	$16.04	103,166	$1,655,038	0.00%	0.00%	31.92%
2012	12.16	100,717	1,224,795	0.00%	2.30%	15.77%
2011	10.50	112,336	1,180,023	0.00%	2.75%	1.82%
2010	10.32	135,820	1,401,161	0.00%	2.16%	14.81%
2009	8.99	134,155	1,205,500	0.00%	1.72%	26.36%
Focused 30
2013	$28.36	9,796	$277,816	0.00%	0.00%	33.51%
2012	21.24	9,933	210,999	0.00%	0.00%	23.21%
2011	17.24	11,467	197,692	0.00%	0.00%	(9.70%)
2010	19.09	11,907	227,317	0.00%	0.00%	10.35%
2009	17.30	14,345	248,196	0.00%	0.00%	50.43%
Growth
2013	$10.86	35,935	$390,088	0.00%	0.00%	34.21%
2012	8.09	40,286	325,847	0.00%	0.85%	18.24%
2011	6.84	55,787	381,627	0.00%	0.94%	(6.06%)
2010	7.28	82,296	599,289	0.00%	1.10%	11.24%
2009	6.55	86,664	567,331	0.00%	1.06%	37.28%
Large-Cap Growth
2013	$13.22	57,963	$766,015	0.00%	0.00%	37.48%
2012	9.61	71,479	687,118	0.00%	0.00%	18.23%
2011	8.13	73,960	601,336	0.00%	0.00%	1.07%
2010	8.04	91,936	739,597	0.00%	0.00%	14.53%
2009	7.02	225,607	1,584,733	0.00%	0.06%	40.50%
Large-Cap Value
2013	$19.86	56,729	$1,126,863	0.00%	0.00%	32.26%
2012	15.02	70,091	1,052,720	0.00%	1.97%	16.40%
2011	12.90	73,112	943,349	0.00%	6.79%	4.72%
2010	12.32	101,498	1,250,605	0.00%	1.02%	9.08%
2009	11.30	195,415	2,207,373	0.00%	2.12%	23.13%
Long/Short Large-Cap
2013	$14.69	5,429	$79,738	0.00%	0.00%	35.13%
2012	10.87	4,251	46,200	0.00%	0.80%	18.09%
2011	9.20	3,645	33,551	0.00%	3.55%	(2.60%)
2010	9.45	20,724	195,839	0.00%	0.87%	12.22%
2009	8.42	19,105	160,869	0.00%	0.94%	27.56%
Main Street Core
2013	$16.30	68,907	$1,123,004	0.00%	0.00%	31.77%
2012	12.37	71,504	884,384	0.00%	0.97%	17.02%
2011	10.57	88,025	930,384	0.00%	1.12%	0.48%
2010	10.52	116,302	1,223,437	0.00%	1.01%	16.14%
2009	9.06	93,379	845,776	0.00%	1.55%	29.36%
Mid-Cap Equity
2013	$29.89	34,266	$1,024,121	0.00%	0.00%	36.21%
2012	21.94	40,647	891,863	0.00%	0.67%	7.35%
2011	20.44	45,324	926,410	0.00%	0.79%	(5.40%)
2010	21.61	60,714	1,311,741	0.00%	0.99%	23.49%
2009	17.50	66,029	1,155,183	0.00%	1.15%	39.65%
Mid-Cap Growth
2013	$17.38	25,949	$450,883	0.00%	0.00%	33.09%
2012	13.06	28,464	371,623	0.00%	0.39%	7.49%
2011	12.15	32,636	396,385	0.00%	0.00%	(7.81%)
2010	13.17	43,428	572,127	0.00%	0.09%	33.32%
2009	9.88	152,061	1,502,664	0.00%	0.36%	59.33%
Mid-Cap Value
2013	$25.54	1,468	$37,508	0.00%	0.00%	33.89%
2012	19.08	938	17,896	0.00%	1.14%	14.49%
2011	16.66	957	15,949	0.00%	6.85%	(5.69%)
2010	17.67	7,635	134,888	0.00%	1.10%	21.20%
05/01/2009 - 12/31/2009	14.58	7,573	110,391	0.00%	1.00%	32.36%
Small-Cap Equity
2013	$25.06	3,486	$87,349	0.00%	0.00%	35.45%
2012	18.50	4,544	84,052	0.00%	1.70%	15.93%
2011	15.96	4,389	70,040	0.00%	3.54%	(3.38%)
2010	16.52	12,340	203,798	0.00%	0.83%	20.11%
2009	13.75	8,146	112,009	0.00%	0.85%	30.22%
Small-Cap Growth
2013	$14.74	14,641	$215,849	0.00%	0.00%	33.87%
2012	11.01	15,074	166,016	0.00%	0.08%	12.87%
2011	9.76	14,939	145,769	0.00%	0.00%	(3.10%)
2010	10.07	28,192	283,871	0.00%	0.00%	26.01%
2009	7.99	30,161	241,010	0.00%	0.00%	47.44%
Small-Cap Index
2013	$26.80	30,787	$825,155	0.00%	0.00%	38.28%
2012	19.38	36,567	708,791	0.00%	1.02%	16.13%
2011	16.69	44,373	740,613	0.00%	0.61%	(4.51%)
2010	17.48	48,404	846,050	0.00%	0.92%	26.42%
2009	13.83	47,590	657,982	0.00%	1.10%	28.19%

See Notes to Financial Statements	See explanation of references on Page 29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Small-Cap Value
2013	$38.18	18,267	$697,522	0.00%	0.00%	32.49%
2012	28.82	18,485	532,763	0.00%	2.01%	11.09%
2011	25.94	19,810	513,933	0.00%	2.42%	2.31%
2010	25.36	21,906	555,517	0.00%	2.20%	25.34%
2009	20.23	21,577	436,568	0.00%	2.60%	27.18%
Health Sciences
2013	$38.29	20,230	$774,613	0.00%	0.00%	56.49%
2012	24.47	19,196	469,701	0.00%	0.00%	25.68%
2011	19.47	19,793	385,363	0.00%	0.00%	11.94%
2010	17.39	20,604	358,357	0.00%	0.00%	23.34%
2009	14.10	102,572	1,446,395	0.00%	0.12%	27.23%
Real Estate
2013	$37.53	19,720	$740,055	0.00%	0.00%	1.71%
2012	36.90	21,388	789,151	0.00%	1.15%	16.21%
2011	31.75	23,079	732,772	0.00%	0.00%	6.12%
2010	29.92	25,856	773,561	0.00%	1.41%	30.54%
2009	22.92	27,747	635,912	0.00%	2.18%	32.27%
Technology
2013	$10.55	18,279	$192,893	0.00%	0.00%	22.50%
2012	8.61	19,555	168,452	0.00%	0.00%	7.14%
2011	8.04	21,429	172,299	0.00%	0.00%	(4.90%)
2010	8.45	24,436	206,600	0.00%	0.00%	21.50%
2009	6.96	25,384	176,635	0.00%	0.00%	52.57%
Emerging Markets
2013	$51.24	18,794	$962,907	0.00%	0.00%	8.75%
2012	47.11	18,726	882,248	0.00%	0.76%	21.52%
2011	38.77	18,254	707,717	0.00%	1.90%	(17.97%)
2010	47.26	25,412	1,201,011	0.00%	1.16%	27.02%
2009	37.21	28,423	1,057,547	0.00%	0.94%	84.79%
International Large-Cap
2013	$18.66	64,302	$1,199,610	0.00%	0.00%	18.42%
2012	15.75	58,915	928,127	0.00%	1.47%	22.53%
2011	12.86	66,538	855,456	0.00%	5.30%	(10.12%)
2010	14.30	83,979	1,201,211	0.00%	1.19%	10.38%
2009	12.96	77,344	1,002,297	0.00%	1.54%	33.61%
International Small-Cap
2013	$12.10	7,120	$86,175	0.00%	0.00%	28.09%
2012	9.45	7,765	73,369	0.00%	2.34%	19.44%
2011	7.91	9,193	72,722	0.00%	16.57%	(12.27%)
2010	9.02	19,858	179,056	0.00%	2.65%	24.86%
2009	7.22	17,918	129,398	0.00%	1.53%	30.28%
International Value
2013	$12.13	54,014	$655,308	0.00%	0.00%	21.68%
2012	9.97	60,033	598,556	0.00%	3.38%	17.82%
2011	8.46	62,452	528,504	0.00%	8.61%	(12.90%)
2010	9.72	78,315	760,943	0.00%	2.42%	2.59%
2009	9.47	164,212	1,555,352	0.00%	2.32%	28.00%
Precious Metals (6)
06/06/2013 - 12/31/2013	$7.64	7,604	$58,062	0.00%	0.00%	(24.34%)
American Funds Asset Allocation
2013	$20.94	900	$18,843	0.00%	0.00%	23.28%
2012	16.99	955	16,222	0.00%	2.37%	15.71%
2011	14.68	420	6,169	0.00%	3.74%	0.93%
2010	14.54	205	2,979	0.00%	0.00%	12.04%
09/04/2009 - 12/31/2009	12.98	20	264	0.00%	8.23%	8.21%
Pacific Dynamix - Conservative Growth
2013	$15.52	120	$1,859	0.00%	0.00%	9.39%
2012	14.19	191	2,707	0.00%	2.51%	9.42%
2011	12.97	82	1,066	0.00%	2.35%	2.92%
2010	12.60	102	1,281	0.00%	1.86%	10.28%
09/04/2009 - 12/31/2009	11.43	59	675	0.00%	5.19%	4.74%
Pacific Dynamix - Moderate Growth
2013	$17.28	347	$6,002	0.00%	0.00%	14.95%
06/28/2012 - 12/31/2012	15.03	130	1,960	0.00%	1.99%	7.76%
Pacific Dynamix - Growth
2013	$19.12	17,538	$335,307	0.00%	0.00%	20.98%
2012	15.80	16,507	260,856	0.00%	See Note (8)	13.76%
2011	13.89	717	9,956	0.00%	3.01%	(1.85%)
2010	14.15	100	1,414	0.00%	0.28%	13.82%
10/12/2009 - 12/31/2009	12.43	12	153	0.00%	2.53%	2.29%
Portfolio Optimization Moderate-Conservative
2013	$11.68	13,147	$153,612	0.00%	0.00%	8.16%
2012	10.80	13,242	143,046	0.00%	2.21%	11.65%
06/24/2011 - 12/31/2011	9.67	12,285	118,860	0.00%	1.45%	(0.75%)

See Notes to Financial Statements	See explanation of references on Page 29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Portfolio Optimization Moderate
2013	$11.97	99,672	$1,192,932	0.00%	0.00%	12.74%
2012	10.62	148,542	1,576,954	0.00%	1.93%	12.94%
05/03/2011 - 12/31/2011	9.40	172,205	1,618,646	0.00%	1.34%	(5.69%)
Portfolio Optimization Growth
2013	$12.24	208,821	$2,556,333	0.00%	0.00%	17.46%
2012	10.42	204,572	2,132,043	0.00%	1.82%	14.02%
05/05/2011 - 12/31/2011	9.14	194,090	1,774,070	0.00%	1.03%	(6.83%)
Portfolio Optimization Aggressive-Growth
2013	$12.34	47,418	$584,921	0.00%	0.00%	20.86%
2012	10.21	47,319	482,943	0.00%	1.50%	15.17%
06/24/2011 - 12/31/2011	8.86	46,331	410,577	0.00%	0.91%	(5.32%)
Invesco V.I. International Growth Series II
2013	$12.43	304	$3,775	0.00%	1.32%	18.72%
08/07/2012 - 12/31/2012	10.47	162	1,695	0.00%	3.23%	5.76%
American Century VP Mid Cap Value Class II (6)
03/25/2013 - 12/31/2013	$13.80	1,694	$23,384	0.00%	1.23%	17.94%
BlackRock Basic Value V.I. Class III
2013	$16.30	3,699	$60,281	0.00%	1.14%	37.65%
2012	11.84	4,050	47,953	0.00%	1.50%	13.81%
2011	10.40	4,369	45,452	0.00%	1.77%	(2.78%)
2010	10.70	3,453	36,944	0.00%	1.46%	12.51%
2009	9.51	2,832	26,935	0.00%	2.08%	30.87%
BlackRock Global Allocation V.I. Class III
2013	$17.92	15,750	$282,317	0.00%	1.20%	14.42%
2012	15.67	13,624	213,434	0.00%	1.29%	9.97%
2011	14.25	14,852	211,591	0.00%	2.74%	(3.64%)
2010	14.78	9,956	147,196	0.00%	0.76%	9.76%
2009	13.47	13,597	183,144	0.00%	2.21%	20.92%
Fidelity VIP Contrafund Service Class 2
2013	$19.17	29,851	$572,374	0.00%	0.84%	30.95%
2012	14.64	31,035	454,429	0.00%	1.08%	16.14%
2011	12.61	33,565	423,172	0.00%	0.82%	(2.78%)
2010	12.97	33,770	437,945	0.00%	1.17%	16.93%
2009	11.09	25,040	277,727	0.00%	1.19%	35.47%
Fidelity VIP Freedom 2020 Service Class 2
2013	$12.53	6,436	$80,646	0.00%	1.42%	15.63%
2012	10.84	8,568	92,846	0.00%	1.70%	13.07%
2011	9.58	9,459	90,657	0.00%	1.99%	(1.24%)
2010	9.70	9,272	89,975	0.00%	2.05%	14.33%
2009	8.49	9,359	79,441	0.00%	3.22%	28.55%
Fidelity VIP Freedom 2025 Service Class 2
2013	$12.95	156	$2,015	0.00%	1.84%	19.71%
2012	10.82	131	1,417	0.00%	1.82%	14.80%
07/25/2011 - 12/31/2011	9.42	106	998	0.00%	4.62%	(7.82%)
Fidelity VIP Freedom 2030 Service Class 2
2013	$12.46	1,687	$21,022	0.00%	1.54%	21.41%
2012	10.26	1,775	18,220	0.00%	2.01%	15.18%
2011	8.91	1,554	13,848	0.00%	1.81%	(2.83%)
2010	9.17	1,699	15,580	0.00%	2.04%	15.89%
2009	7.91	1,582	12,523	0.00%	2.32%	31.18%
Fidelity VIP Freedom 2035 Service Class 2 (6)
07/22/2013 - 12/31/2013	$12.98	5,842	$75,860	0.00%	3.28%	9.30%
Fidelity VIP Growth Service Class 2
2013	$17.27	2,626	$45,334	0.00%	0.05%	36.00%
2012	12.70	1,975	25,070	0.00%	0.54%	14.40%
2011	11.10	854	9,480	0.00%	0.12%	(0.03%)
2010	11.10	963	10,689	0.00%	0.03%	23.86%
2009	8.96	1,309	11,735	0.00%	0.18%	27.96%
Fidelity VIP Mid Cap Service Class 2
2013	$19.43	19,004	$369,272	0.00%	0.29%	35.87%
2012	14.30	18,731	267,883	0.00%	0.40%	14.56%
2011	12.48	18,413	229,862	0.00%	0.02%	(10.85%)
2010	14.00	17,047	238,712	0.00%	0.14%	28.57%
2009	10.89	12,932	140,856	0.00%	0.47%	39.75%
Fidelity VIP Value Strategies Service Class 2
2013	$17.15	2,848	$48,844	0.00%	0.77%	30.18%
2012	13.18	2,132	28,089	0.00%	0.36%	27.06%
2011	10.37	2,393	24,814	0.00%	0.81%	(9.04%)
2010	11.40	1,908	21,751	0.00%	0.44%	26.34%
2009	9.02	806	7,273	0.00%	0.37%	57.15%
Templeton Foreign Securities Class 2
2013	$13.50	167	$2,256	0.00%	0.80%	22.97%
12/19/2012 - 12/31/2012	10.98	920	10,096	0.00%	0.00%	(0.14%)

See Notes to Financial Statements	See explanation of references on Page 29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Templeton Global Bond Securities Class 2
2013	$12.17	9,923	$120,782	0.00%	3.63%	1.63%
2012	11.98	10,731	128,513	0.00%	5.83%	15.07%
2011	10.41	8,040	83,686	0.00%	5.25%	(0.87%)
07/07/2010 - 12/31/2010	10.50	3,144	33,012	0.00%	0.00%	8.94%
GE Investments Total Return Class 3
2013	$13.21	257	$3,391	0.00%	1.47%	14.64%
2012	11.52	206	2,373	0.00%	1.48%	12.25%
2011	10.27	149	1,526	0.00%	1.83%	(3.10%)
07/07/2010 - 12/31/2010	10.59	87	917	0.00%	2.25%	14.03%
Janus Aspen Series Overseas Service Shares
2013	$11.20	16,626	$186,231	0.00%	2.90%	14.28%
2012	9.80	19,963	195,664	0.00%	0.62%	13.18%
2011	8.66	20,044	173,575	0.00%	0.37%	(32.34%)
2010	12.80	17,007	217,667	0.00%	0.56%	25.02%
2009	10.24	11,196	114,618	0.00%	0.42%	79.07%
Janus Aspen Series Enterprise Service Shares
2013	$17.13	5,390	$92,329	0.00%	0.36%	32.04%
2012	12.97	5,242	67,999	0.00%	0.00%	16.99%
2011	11.09	2,972	32,951	0.00%	0.00%	(1.65%)
2010	11.27	3,044	34,324	0.00%	0.00%	25.52%
2009	8.98	3,731	33,516	0.00%	0.00%	44.44%
Lazard Retirement U.S. Strategic Equity Service Class
2013	$13.02	120	$1,561	0.00%	0.73%	28.07%
2012	10.17	192	1,948	0.00%	1.40%	14.01%
2011	8.92	123	1,100	0.00%	1.30%	1.96%
2010	8.75	44	389	0.00%	0.85%	12.85%
12/21/2009 - 12/31/2009	7.75	26	199	0.00%	See Note (9)	(0.09%)
ClearBridge Variable Aggressive Growth - Class II
2013	$17.23	3,475	$59,882	0.00%	0.05%	47.37%
2012	11.69	1,490	17,429	0.00%	0.10%	18.46%
2011	9.87	1,363	13,453	0.00%	0.00%	2.16%
09/14/2010 - 12/31/2010	9.66	387	3,741	0.00%	0.00%	17.48%
ClearBridge Variable Mid Cap Core - Class II
2013	$16.17	199	$3,215	0.00%	0.04%	37.05%
2012	11.80	1,342	15,839	0.00%	0.83%	17.61%
2011	10.03	457	4,580	0.00%	0.00%	(4.14%)
2010	10.46	421	4,404	0.00%	0.00%	22.06%
2009	8.57	400	3,431	0.00%	0.13%	35.81%
Lord Abbett Developing Growth Class VC (6)
05/29/2013 - 12/31/2013	$15.57	317	$4,940	0.00%	0.00%	29.42%
Lord Abbett Fundamental Equity Class VC
2013	$15.29	427	$6,528	0.00%	0.30%	35.76%
2012	11.26	279	3,143	0.00%	0.58%	10.58%
07/05/2011 - 12/31/2011	10.18	181	1,843	0.00%	0.43%	(10.66%)
Lord Abbett Total Return Class VC (6)
06/06/2013 - 12/31/2013	$9.73	2,141	$20,828	0.00%	3.57%	(0.93%)
I
2013	$11.53	1,904	$21,949	0.00%	2.42%	16.32%
2012	9.91	1,964	19,464	0.00%	2.09%	20.68%
2011	8.21	2,030	16,672	0.00%	3.19%	(13.56%)
2010	9.50	1,724	16,380	0.00%	3.64%	4.61%
2009	9.08	1,253	11,375	0.00%	2.67%	25.28%
II
2013	$23.85	526	$12,535	0.00%	0.56%	36.15%
2012	17.52	732	12,819	0.00%	0.05%	19.31%
2011	14.68	754	11,076	0.00%	0.00%	(0.80%)
2010	14.80	779	11,528	0.00%	0.36%	23.06%
2009	12.03	806	9,689	0.00%	0.65%	37.40%
III
2013	$28.03	1,440	$40,370	0.00%	0.00%	39.20%
2012	20.14	1,599	32,208	0.00%	0.33%	17.43%
2011	17.15	1,652	28,330	0.00%	0.00%	(7.22%)
2010	18.48	1,510	27,920	0.00%	0.22%	27.00%
2009	14.55	1,278	18,603	0.00%	0.05%	48.61%
V
2013	$19.95	526	$10,482	0.00%	2.69%	34.22%
2012	14.86	732	10,874	0.00%	0.84%	17.29%
2011	12.67	754	9,558	0.00%	0.38%	(4.11%)
2010	13.21	779	10,292	0.00%	0.73%	9.27%
2009	12.09	806	9,742	0.00%	0.82%	24.58%

See Notes to Financial Statements	See explanation of references on Page 29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
MFS New Discovery Series Service Class
2013	$19.50	2,900	$56,544	0.00%	0.00%	41.22%
2012	13.81	2,445	33,759	0.00%	0.00%	20.90%
2011	11.42	3,035	34,671	0.00%	0.00%	(10.49%)
2010	12.76	1,377	17,573	0.00%	0.00%	35.94%
2009	9.39	1,525	14,319	0.00%	0.00%	62.92%
MFS Utilities Series Service Class
2013	$15.14	20,587	$311,704	0.00%	2.26%	20.21%
2012	12.59	17,780	223,929	0.00%	6.63%	13.21%
2011	11.12	18,317	203,771	0.00%	3.12%	6.51%
2010	10.45	17,011	177,687	0.00%	2.83%	13.51%
2009	9.20	14,257	131,193	0.00%	4.64%	32.87%
Oppenheimer Global Fund/VA Service Shares (6)
06/14/2013 - 12/31/2013	$11.53	3,814	$43,979	0.00%	2.02%	16.25%
PIMCO Global Multi-Asset - Advisor Class
2013	$9.16	10,035	$91,970	0.00%	3.00%	(7.91%)
2012	9.95	7,765	77,274	0.00%	2.98%	8.77%
09/26/2011 - 12/31/2011	9.15	8,475	77,537	0.00%	0.00%	0.63%
Royce Micro-Cap Service Class
2013	$13.18	219	$2,880	0.00%	0.30%	20.65%
2012	10.92	226	2,473	0.00%	0.00%	7.45%
07/05/2011 - 12/31/2011	10.17	193	1,965	0.00%	5.32%	(16.06%)
T. Rowe Price Blue Chip Growth - II
2013	$19.37	13,278	$257,138	0.00%	0.00%	40.85%
2012	13.75	12,598	173,211	0.00%	0.00%	17.91%
2011	11.66	13,044	152,105	0.00%	0.00%	1.36%
2010	11.50	11,934	137,289	0.00%	0.00%	16.00%
2009	9.92	12,101	120,009	0.00%	0.00%	41.79%
T. Rowe Price Equity Income - II
2013	$16.66	17,620	$293,630	0.00%	1.38%	29.41%
2012	12.88	14,775	190,274	0.00%	1.89%	16.92%
2011	11.01	17,150	188,889	0.00%	1.50%	(1.02%)
2010	11.13	17,400	193,620	0.00%	1.95%	14.74%
2009	9.70	8,497	82,405	0.00%	1.76%	25.25%
Van Eck VIP Global Hard Assets Initial Class
2013	$22.94	14,998	$344,019	0.00%	0.67%	10.53%
2012	20.75	16,279	337,810	0.00%	0.62%	3.39%
2011	20.07	16,893	339,071	0.00%	1.16%	(16.45%)
2010	24.02	16,946	407,100	0.00%	0.32%	29.23%
2009	18.59	14,166	263,342	0.00%	0.25%	57.54%

(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the four Portfolio Optimization Variable Accounts (Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011.

(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than other years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in Pacific Select Fund in which the variable accounts invested. Such distributions had no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.

(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk (“M&E”) fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(5)	Investment income ratio represents less than 0.005%.

(6)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

(7)	Subsequent to its commencement of operations on October 24, 2012, the Emerging Markets Debt Variable Account received its annual investment income distribution. The annualized investment income ratio was 11.78%. Prior to annualization, the ratio was 2.19%.

(8)	The investment income ratio for the Pacific Dynamix—Growth Variable Account was 11.48% for the year ended December 31, 2012. This ratio was substantially higher than other years due to significant cash flows received shortly before the annual investment income distribution in December 2012.

(9)	Subsequent to its commencement of operations on December 21, 2009, the Lazard Retirement U.S. Strategic Equity Service Class Variable Account received its annual investment income distribution. The annualized investment income ratio was 19.70%. Prior to annualization, the ratio was 0.54%.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2013 was comprised of eighty-nine subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”). Seventy-eight of the eighty-nine Variable Accounts are presented in the Schedule of Investments on pages 1 and 2 of this brochure. The remaining eleven Variable Accounts (Floating Rate Income, Value Advantage, Currency Strategies, Global Absolute Return, Portfolio Optimization Conservative, Dreyfus Appreciation Service Shares, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2045 Service Class 2, and Neuberger Berman Socially Responsive I Class) had no investments as of December 31, 2013 and therefore are not presented in the Schedule of Investments.

Growth, ClearBridge Variable Aggressive Growth - Class II, and ClearBridge Variable Mid Cap Core - Class II Variable Accounts and Portfolios/Funds were formerly named Growth LT, Legg Mason ClearBridge Variable Aggressive Growth - Class II, and Legg Mason ClearBridge Variable Mid Cap Core - Class II Variable Accounts and Portfolios/Funds, respectively. M Large Cap Value Fund, the underlying portfolio for the Variable Account V, was formerly named M Business Opportunity Value Fund.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) nine new Variable Accounts during 2013: the Floating Rate Income, Value Advantage, Currency Strategies, Global Absolute Return, Precious Metals, Dreyfus Appreciation Service Shares, Lord Abbett Total Return Class VC, Neuberger Berman Socially Responsive I Class, and Oppenheimer Global Fund/VA Service Shares Variable Accounts. Out of these nine Variable Accounts, only the Precious Metals, Lord Abbett Total Return Class VC, and Oppenheimer Global Fund/VA Service Shares Variable Accounts commenced operations during 2013. The Inflation Protected, American Century VP Mid Cap Value Class II, Fidelity VIP Freedom 2035 Service Class 2, and Lord Abbett Developing Growth Class VC Variable Accounts were organized prior to January 1, 2013 and commenced operations during 2013.

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on
Inflation Protected	March 19, 2013	Lord Abbett Developing Growth Class VC	May 29, 2013
Precious Metals	June 6, 2013	Lord Abbett Total Return Class VC	June 6, 2013
American Century VP Mid Cap Value Class II	March 25, 2013	Oppenheimer Global Fund/VA Service Shares	June 14, 2013
Fidelity VIP Freedom 2035 Service Class 2	July 22, 2013

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life and Annuity Company (“PL&A”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of PL&A.

The Separate Account funds individual flexible premium and last survivor flexible premium variable life insurance policies issued by PL&A. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios of the Underlying Funds are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Currently each of the Portfolios in the Pacific Select Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Effective January 1, 2013, each of the RIC Portfolios, if any, intends to utilize the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. No dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2013.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by PL&A is the risk that those insured may die sooner than anticipated and therefore, PL&A will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by PL&A which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate PL&A for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”). The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2013, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.05% to 0.95% which are based on an annual percentage of average daily net assets of each of each Portfolio of PSF, and PSD received a service fee of 0.20% on Class I shares only from PSF, based on an annual percentage of average daily net assets of each Portfolio of PSF.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2013, were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Cash Management	$1,030,944	$1,330,346	American Funds Growth	$17,023	$62,652
Diversified Bond	31,524	113,833	American Funds Growth-Income	14,123	100,682
Floating Rate Loan	105,736	8,766	Comstock	12,758	108,948
High Yield Bond	65,324	219,679	Dividend Growth	11,877	27,159
Inflation Managed	79,130	300,775	Equity Index	275,629	248,613
Inflation Protected (1)	26,280	4,645	Focused 30	19,882	23,179
Managed Bond	137,758	239,462	Growth	17,536	59,353
Short Duration Bond	13,308	155,323	Large-Cap Growth	35,227	182,601
Emerging Markets Debt	70,566	1,242	Large-Cap Value	49,681	283,323

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Long/Short Large-Cap	$25,209	$10,824	Fidelity VIP Freedom 2020 Service Class 2	$11,770	$34,272
Main Street Core	61,453	99,007	Fidelity VIP Freedom 2025 Service Class 2	477	127
Mid-Cap Equity	34,084	195,143	Fidelity VIP Freedom 2030 Service Class 2	1,696	2,052
Mid-Cap Growth	25,417	65,139	Fidelity VIP Freedom 2035 Service Class 2 (1)	72,098	1,221
Mid-Cap Value	14,655	3,172	Fidelity VIP Growth Service Class 2	12,545	3,632
Small-Cap Equity	3,651	26,955	Fidelity VIP Mid Cap Service Class 2	68,396	20,465
Small-Cap Growth	10,378	16,626	Fidelity VIP Value Strategies Service Class 2	14,178	3,476
Small-Cap Index	18,475	154,784	Templeton Foreign Securities Class 2	2,222	10,954
Small-Cap Value	119,322	129,634	Templeton Global Bond Securities Class 2	42,518	46,557
Health Sciences	122,265	95,287	GE Investments Total Return Class 3	1,215	408
Real Estate	84,704	150,927	Janus Aspen Series Overseas Service Shares	54,400	87,047
Technology	29,463	40,687	Janus Aspen Series Enterprise Service Shares	23,295	21,750
Emerging Markets	137,015	137,460	Lazard Retirement U.S. Strategic Equity Service Class	342	1,037
International Large-Cap	291,054	208,575	ClearBridge Variable Aggressive Growth - Class II	54,696	21,601
International Small-Cap	5,593	12,288	ClearBridge Variable Mid Cap Core - Class II	3,111	19,210
International Value	26,248	94,486	Lord Abbett Developing Growth Class VC (1)	5,241	74
Precious Metals (1)	72,478	1,265	Lord Abbett Fundamental Equity Class VC	3,142	323
American Funds Asset Allocation	6,072	7,134	Lord Abbett Total Return Class VC (1)	22,396	1,043
Pacific Dynamix - Conservative Growth	—	1,054	I	492	636
Pacific Dynamix - Moderate Growth	4,324	835	II	661	3,868
Pacific Dynamix - Growth	31,401	13,574	III	3,449	3,545
Portfolio Optimization Moderate-Conservative	26,384	27,349	V	1,071	3,280
Portfolio Optimization Moderate	107,232	678,336	MFS New Discovery Series Service Class	14,389	6,820
Portfolio Optimization Growth	204,958	157,715	MFS Utilities Series Service Class	60,930	9,868
Portfolio Optimization Aggressive-Growth	40,589	39,308	Oppenheimer Global Fund/VA Service Shares (1)	39,219	933
Invesco V.I. International Growth Series II	1,977	375	PIMCO Global Multi-Asset - Advisor Class	25,338	1,992
American Century VP Mid Cap Value Class II (1)	21,145	912	Royce Micro-Cap Service Class	2,166	2,195
BlackRock Basic Value V.I. Class III	5,774	10,326	T. Rowe Price Blue Chip Growth - II	20,985	10,884
BlackRock Global Allocation V.I. Class III	64,485	13,767	T. Rowe Price Equity Income - II	82,650	38,581
Fidelity VIP Contrafund Service Class 2	41,659	57,881	Van Eck VIP Global Hard Assets Initial Class	53,673	73,151

(1)	Operations commenced during 2013 (See Note 1).

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2013, the Variable Accounts’ holdings as presented in the Schedule of Investments on pages 1 and 2 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2013 and 2012 were as follows:

	2013			2012
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Cash Management	151,308	(174,851)	(23,543)	103,257	(89,153)	14,104
Diversified Bond	2,494	(8,388)	(5,894)	7,621	(2,593)	5,028
Floating Rate Loan	10,146	(931)	9,215	292	(366)	(74)
High Yield Bond	3,706	(10,833)	(7,127)	7,078	(5,307)	1,771
Inflation Managed	5,965	(15,446)	(9,481)	9,293	(10,390)	(1,097)
Inflation Protected (1)	2,419	(435)	1,984
Managed Bond	9,566	(13,842)	(4,276)	12,490	(17,846)	(5,356)
Short Duration Bond	1,778	(13,068)	(11,290)	7,243	(6,222)	1,021
Emerging Markets Debt (2)	6,731	(120)	6,611	39	(2)	37
American Funds Growth	2,356	(5,074)	(2,718)	3,954	(7,337)	(3,383)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2013			2012
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Growth-Income	1,838	(7,356)	(5,518)	3,258	(4,716)	(1,458)
Comstock	1,778	(7,683)	(5,905)	3,081	(4,311)	(1,230)
Dividend Growth	1,379	(2,284)	(905)	2,445	(2,645)	(200)
Equity Index	22,969	(20,520)	2,449	11,574	(23,193)	(11,619)
Focused 30	789	(926)	(137)	866	(2,400)	(1,534)
Growth	3,943	(8,294)	(4,351)	5,194	(20,695)	(15,501)
Large-Cap Growth	5,928	(19,444)	(13,516)	7,096	(9,577)	(2,481)
Large-Cap Value	4,803	(18,165)	(13,362)	6,002	(9,023)	(3,021)
Long/Short Large-Cap	2,031	(853)	1,178	1,669	(1,063)	606
Main Street Core	7,380	(9,977)	(2,597)	9,217	(25,738)	(16,521)
Mid-Cap Equity	2,716	(9,097)	(6,381)	4,934	(9,611)	(4,677)
Mid-Cap Growth	2,708	(5,223)	(2,515)	4,051	(8,223)	(4,172)
Mid-Cap Value	698	(168)	530	137	(156)	(19)
Small-Cap Equity	316	(1,374)	(1,058)	1,037	(882)	155
Small-Cap Growth	995	(1,428)	(433)	3,624	(3,489)	135
Small-Cap Index	2,038	(7,818)	(5,780)	3,464	(11,270)	(7,806)
Small-Cap Value	4,256	(4,474)	(218)	1,305	(2,630)	(1,325)
Health Sciences	4,187	(3,153)	1,034	2,794	(3,391)	(597)
Real Estate	3,060	(4,728)	(1,668)	2,231	(3,922)	(1,691)
Technology	3,065	(4,341)	(1,276)	5,189	(7,063)	(1,874)
Emerging Markets	3,657	(3,589)	68	3,252	(2,780)	472
International Large-Cap	19,440	(14,053)	5,387	7,877	(15,500)	(7,623)
International Small-Cap	710	(1,355)	(645)	1,235	(2,663)	(1,428)
International Value	5,108	(11,127)	(6,019)	9,862	(12,281)	(2,419)
Precious Metals (1)	7,781	(177)	7,604
American Funds Asset Allocation	363	(418)	(55)	667	(132)	535
Pacific Dynamix - Conservative Growth	—	(71)	(71)	143	(34)	109
Pacific Dynamix - Moderate Growth (3)	279	(62)	217	610	(480)	130
Pacific Dynamix - Growth	1,867	(836)	1,031	16,625	(835)	15,790
Portfolio Optimization Moderate-Conservative	2,449	(2,544)	(95)	3,518	(2,561)	957
Portfolio Optimization Moderate	15,516	(64,386)	(48,870)	19,270	(42,933)	(23,663)
Portfolio Optimization Growth	21,349	(17,100)	4,249	27,017	(16,535)	10,482
Portfolio Optimization Aggressive-Growth	4,521	(4,422)	99	4,338	(3,350)	988
Invesco V.I. International Growth Series II (4)	179	(37)	142	173	(11)	162
American Century VP Mid Cap Value Class II (1)	1,765	(71)	1,694
BlackRock Basic Value V.I. Class III	466	(817)	(351)	363	(682)	(319)
BlackRock Global Allocation V.I. Class III	3,309	(1,183)	2,126	4,498	(5,726)	(1,228)
Fidelity VIP Contrafund Service Class 2	2,913	(4,097)	(1,184)	2,060	(4,590)	(2,530)
Fidelity VIP Freedom 2020 Service Class 2	1,227	(3,359)	(2,132)	1,458	(2,349)	(891)
Fidelity VIP Freedom 2025 Service Class 2	61	(36)	25	55	(30)	25
Fidelity VIP Freedom 2030 Service Class 2	93	(181)	(88)	420	(199)	221
Fidelity VIP Freedom 2035 Service Class 2 (1)	5,943	(101)	5,842
Fidelity VIP Growth Service Class 2	937	(286)	651	1,402	(281)	1,121
Fidelity VIP Mid Cap Service Class 2	1,911	(1,638)	273	2,542	(2,224)	318
Fidelity VIP Value Strategies Service Class 2	911	(195)	716	216	(477)	(261)
Templeton Foreign Securities Class 2 (5)	220	(973)	(753)	922	(2)	920
Templeton Global Bond Securities Class 2	3,247	(4,055)	(808)	7,336	(4,645)	2,691
GE Investments Total Return Class 3	84	(33)	51	91	(34)	57
Janus Aspen Series Overseas Service Shares	5,152	(8,489)	(3,337)	917	(998)	(81)
Janus Aspen Series Enterprise Service Shares	1,638	(1,490)	148	2,411	(141)	2,270
Lazard Retirement U.S. Strategic Equity Service Class	21	(93)	(72)	137	(68)	69
ClearBridge Variable Aggressive Growth - Class II	3,506	(1,521)	1,985	1,391	(1,264)	127
ClearBridge Variable Mid Cap Core - Class II	245	(1,388)	(1,143)	934	(49)	885
Lord Abbett Developing Growth Class VC (1)	329	(12)	317
Lord Abbett Fundamental Equity Class VC	176	(28)	148	113	(15)	98
Lord Abbett Total Return Class VC (1)	2,262	(121)	2,141
I	—	(60)	(60)	—	(66)	(66)
II	—	(206)	(206)	—	(22)	(22)
III	—	(159)	(159)	—	(53)	(53)
V	—	(206)	(206)	—	(22)	(22)
MFS New Discovery Series Service Class	857	(402)	455	655	(1,245)	(590)
MFS Utilities Series Service Class	3,804	(997)	2,807	1,252	(1,789)	(537)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2013			2012
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Oppenheimer Global Fund/VA Service Shares (1)	3,902	(88)	3,814
PIMCO Global Multi-Asset - Advisor Class	2,510	(240)	2,270	5,116	(5,826)	(710)
Royce Micro-Cap Service Class	185	(192)	(7)	43	(10)	33
T. Rowe Price Blue Chip Growth - II	1,653	(973)	680	2,076	(2,522)	(446)
T. Rowe Price Equity Income - II	5,511	(2,666)	2,845	598	(2,973)	(2,375)
Van Eck VIP Global Hard Assets Initial Class	2,804	(4,085)	(1,281)	2,799	(3,413)	(614)

(1)	Operations commenced during 2013 (See Note 1).
(2)	Operations commenced on October 24, 2012.
(3)	Operations commenced on June 28, 2012.
(4)	Operations commenced on August 7, 2012.
(5)	Operations commenced on December 19, 2012.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account of Pacific Life & Annuity Company (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused 30, Growth (formerly named Growth LT), Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Precious Metals, American Funds Asset Allocation, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Freedom 2035 Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign Securities Class 2, Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, Janus Aspen Series Overseas Service Shares, Janus Aspen Series Enterprise Service Shares, Lazard Retirement U.S. Strategic Equity Service Class, ClearBridge Variable Aggressive Growth – Class II (formerly named Legg Mason ClearBridge Variable Aggressive Growth – Class II), ClearBridge Variable Mid Cap Core – Class II (formerly named Legg Mason ClearBridge Variable Mid Cap Core – Class II), Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, Variable Account I, Variable Account II, Variable Account III, Variable Account V, MFS® New Discovery Series Service Class, MFS Utilities Series Service Class, Oppenheimer Global Fund/VA Service Shares, PIMCO Global Multi-Asset – Advisor Class, Royce Micro-Cap Service Class, T. Rowe Price Blue Chip Growth – II, T. Rowe Price Equity Income – II, and Van Eck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2013, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned by Pacific Life & Annuity Company as of December 31, 2013, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account of Pacific Life & Annuity Company as of December 31, 2013, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 28, 2014

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Annual Report as of December 31, 2013 for:

• Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Form No.	85-23210-13